Label	Element	Value
SA DFA Ultra Short Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SunAmerica Series Trust

SA DFA Ultra Short Bond Portfolio

(the “Portfolio”)

Supplement dated October 20, 2020

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2020, as supplemented and amended to date

Effective immediately, the following changes are made:

Risk/Return [Heading]	rr_RiskReturnHeading	SA DFA Ultra Short Bond Portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The last paragraph of the subsections entitled “Portfolio Turnover” is deleted in its entirety and replaced with the following:

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	In the Sections entitled “Principal Risks of Investing in the Portfolio,” the Active Trading Risk is deleted in its entirety.
Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.